Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES - 8.6%
Diversified Financial Services - 8.6%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$630,305	$631,449
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(2)	4,181,501	4,188,994
Angel Oak Mtg. Trust I LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(2)(3)	421,603	420,307
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	1,677,347	1,686,498
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(3)	1,546,712	1,568,280
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	3,291,511	3,329,028
Apidos CLO FRS Series 2013-16A, Class A1R 3.28% (3 ML+0.98%) due 01/19/2025*(4)	682,048	681,932
Apidos CLO FRS Series 2015-22A, Class A1 3.78% (3 ML+1.50%) due 10/20/2027*(4)	3,000,000	3,004,704
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	817,179	818,492
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,457,289	1,470,005
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	1,991,913	2,029,271
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 3.39% (3 ML+1.11%) due 07/20/2031*(4)	795,000	790,435
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	615,668	615,397
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	509,101	510,455
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	233,809
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,222,635	1,241,218
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	1,349,732	1,347,815
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	2,980,667	2,979,752
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,614,450	1,635,977
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(2)	1,639,975	1,660,353
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 3.43% (3 ML+1.15%) due 10/25/2028*(4)	1,820,000	1,819,538
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(2)(3)	655,134	654,765
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	666,394	677,864
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(2)(3)	760,628	765,568
COLT Mtg. Loan Trust VRS Series 2018-4, Class A1 4.01% due 12/28/2048*(2)(3)	462,889	468,195
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(5)	1,020,000	1,042,735
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	1,208,660	1,220,245
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(2)(3)	482,011	480,539
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(2)(3)	808,242	807,218
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	667,983	673,981
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	1,060,698	1,060,040
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	1,361,304	1,367,415
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	2,259,515	2,288,138
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	143,634	143,598
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,265,526
First Investors Auto Owner Trust Series 2016-1A, Class C 3.41% due 04/18/2022*	1,136,474	1,139,360
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	589,373

Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44% due 09/15/2026	1,525,000	1,533,174
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,292,892
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	828,520
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	3,575,000	3,599,599
Horizon Aircraft Finance II, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	473,846	475,660
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	585,674	585,758
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 3.05% (3 ML+0.75%) due 04/15/2029*(4)	8,000,000	7,929,672
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.42% (3 ML+1.16%) due 07/23/2029*(4)	4,300,000	4,304,833
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.10% (3 ML+0.80%) due 01/15/2028*(4)	5,535,000	5,512,860
Magnetite, Ltd. FRS Series 2016-18A, Class AR 3.24% (3 ML+1.08%) due 11/15/2028*(4)	2,878,000	2,878,440
Master Credit Card Trust FRS Series 2017-3, Class A 2.54% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,724,345
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	1,341,044	1,355,790
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	472,635	473,358
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)	1,462,004	1,467,622
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,750,014	1,750,629
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	2,959,059
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(2)	256,299	256,102
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	446,575	446,228
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,878,872
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	865,000	869,916
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	624,094	623,770
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,183,911
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(2)(5)	2,340,000	2,523,100
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	382,509	382,854
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	2,402,221	2,426,743
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 3.25% (3 ML+0.95%) due 04/15/2029*(4)	4,700,000	4,673,210
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,081,903
SPS Servicer Advance Receivables Trust Series 2018-T1, Class AT1 3.62% due 10/17/2050*	1,124,000	1,139,486
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*	838,929	855,137
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.44% (3 ML+1.16%) due 10/20/2026*(4)	3,922,842	3,925,391
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(2)	1,133,826	1,129,227
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	2,299,959	2,317,763
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(2)	1,134,983	1,149,255

Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.35% (3 ML+1.07%) due 10/20/2028*(4)	5,995,000	5,999,862
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	789,342	797,822
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,658,321	1,723,765
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 04/25/2059*(2)(3)	1,643,355	1,652,296

Total Asset Backed Securities (cost $132,482,998)		133,017,093

U.S. CORPORATE BONDS & NOTES - 15.0%
Applications Software - 0.3%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	4,089,095

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,912,251
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	795,016

		3,707,267

Banks-Commercial - 0.7%

BB&T Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,697,218
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,654,101
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,158,415
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	907,920

		11,417,654

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,257,774
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,519,316

		3,777,090

Banks-Super Regional - 0.9%

US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	509,833
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,014,084
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,828,039
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	748,484
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,827,887
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	675,951
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,999,666

		13,603,944

Brewery - 0.6%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,584,000	4,759,042
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,662,855
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,153,217

		8,575,114

Cable/Satellite TV - 0.6%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,790,680
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,759,246
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	740,197
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	230,015
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,552,980
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,140,059

		9,213,177

Cellular Telecom - 0.2%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,586,536

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,112,846
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,932,302

		3,045,148

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,579,901
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	1,915,000	1,974,981
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,370,183
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,890,493
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,367,836
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,137,592
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,141,854
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,723,283
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,383,026
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,775,000	5,397,763
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,429,999
Morgan Stanley Senior Notes 3.63% due 01/20/2027	2,700,000	2,858,878
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,515,957

		36,771,746

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,299,791
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,000,000	2,502,299

		3,802,090

Electric-Distribution - 0.3%

Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	4,042,065

Electric-Integrated - 1.8%

Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	3,000,000	3,159,611
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,800,848
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,493,586
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,317,647
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	500,193
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	724,670
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,000,000	1,059,902
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,930,000	2,183,907
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	320,913
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	233,884
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,568,126
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,310,166
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	887,701
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	454,877
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,917,611
Westar Energy, Inc. Senior Sec. Notes 3.25% due 09/01/2049	3,200,000	3,212,746

		28,146,388

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	5,102,253

Gas-Distribution - 0.7%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,024,859
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,714,281
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,223,956
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,563,541
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,660,286

		11,186,923

Insurance-Life/Health - 0.3%

Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	3,967,858

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,139,382
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,000,920
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	978,346
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,429,663

		9,548,311

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,788,624
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	300,650

		5,089,274

Medical Instruments - 0.0%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	419,000	431,894

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,126,872
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,821,213

		7,948,085

Medical-Drugs - 0.6%

Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,775,294
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,935,608
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,932,424

		8,643,326

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,408,840
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,252,639

		2,661,479

Medical-Hospitals - 0.7%

CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,035,410
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	260,006
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,313,542
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,841,829
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	2,984,286

		11,435,073

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	957,600

Real Estate Investment Trusts - 0.7%

SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,031,323
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,668,930
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,539,304
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	1,640,000	1,604,514
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,481,514

		11,325,585

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	2,000,000	2,229,376

Schools - 0.2%

Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,393,118

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,245,000	1,372,640

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,287,888

Tobacco - 0.2%

Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,163,606

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	600,269

Transport-Services - 0.4%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,106,481	1,146,558
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,157,773

		6,304,331

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,282,740

Total U.S. Corporate Bonds & Notes (cost $221,113,349)		231,708,943

FOREIGN CORPORATE BONDS & NOTES - 8.7%
Banks-Commercial - 4.9%

Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,053,166
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	11,089,270
Canadian Imperial Bank of Commerce FRS Senior Notes 2.84% (3 ML+0.72%) due 06/16/2022	2,845,000	2,865,948
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,347,966
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	875,091
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,266,841
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,399,607
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,818,552
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,805,685
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,201,911
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,282,944
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,358,662
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,133,926
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,809,949
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,044,564
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,016,952
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,054,366

		76,425,400

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,202,944

Diversified Banking Institutions - 2.5%

Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,159,715
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,663,432
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	396,153
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,091,102

Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	3,026,335
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,228,033
Credit Suisse Group AG FRS Senior Notes 3.37% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,748,946
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,214,872
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,675,963
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,606,165
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,210,541
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	5,006,042
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,377,874
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,485,049

		38,890,222

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,592,692

E-Commerce/Products - 0.2%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	490,082
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,122,421

		3,612,503

Internet Content-Information/News - 0.2%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,336,432
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,342,859

		3,679,291

Oil Companies-Exploration & Production - 0.3%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	694,261
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	4,305,000	4,491,846

		5,186,107

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,057,974
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	214,262

		1,272,236

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,389,306

Total Foreign Corporate Bonds & Notes (cost $132,347,049)		135,250,701

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,419,949

Sovereign - 1.1%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,777,201
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,835,000	2,878,801
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,067,575
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,526,762
State of Qatar Senior Notes 4.00% due 03/14/2029*	2,126,000	2,354,545

		16,604,884

Total Foreign Government Obligations (cost $18,833,888)		20,024,833

MUNICIPAL BONDS & NOTES - 2.5%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,365,000	1,421,156
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	1,535,000	1,553,328

Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	625,000	1,049,794
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	170,000	177,510
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,338,523
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	203,576
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,537,511
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	915,000	1,014,726
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,181,098
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,466,000	2,023,256
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	355,000	506,308
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,751,622
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,173,016
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,625,213
Sales Tax Securitization Corp. Revenue Bonds 4.79% due 01/01/2048	2,920,000	3,641,678
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,255,735
State of California General Obligation Bonds 7.35% due 11/01/2039	1,970,000	3,095,067
State of California General Obligation Bonds 7.55% due 04/01/2039	250,000	413,615
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,300,000	2,616,549
University of California Revenue Bonds 3.35% due 07/01/2029	675,000	737,620
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	2,115,101
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,768,004

Total Municipal Bonds & Notes (cost $34,661,087)		39,200,006

U.S. GOVERNMENT AGENCIES - 33.9%
Federal Home Loan Mtg. Corp. - 16.3%

2.50% due 10/01/2031	5,698,468	5,756,513
3.00% due 06/01/2046	8,817,145	9,035,929
3.00% due 09/01/2046	27,890,606	28,621,454
3.00% due 10/01/2046	2,040,164	2,090,877
3.00% due 11/01/2046	29,948,284	30,748,321
3.00% due 12/01/2046	35,598,566	36,480,196
3.00% due 01/01/2047	384,208	393,671
3.50% due 08/01/2047	26,020,292	26,913,689
3.50% due 10/01/2047	19,027,094	19,709,011
3.50% due 05/01/2048	2,353,870	2,427,877
3.50% due 08/01/2048	28,131,475	28,942,730
3.50% due 09/01/2048	11,440,867	11,764,645
3.50% due 11/01/2048	7,291,688	7,489,125
4.00% due 09/01/2026	529,551	553,471
4.00% due 12/01/2040	4,316,353	4,613,085
6.00% due 12/01/2039	208,955	234,265
7.50% due 05/01/2027	710	796
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS

Series 2013-K713, Class B 3.26% due 04/25/2046*(2)(5)	485,000	486,213
Series 2013-K712, Class B 3.41% due 05/25/2045*(2)(5)	780,000	779,180
Series 2010-K7, Class B 5.69% due 04/25/2020*(2)(5)	1,115,000	1,128,721
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(5)	4,243,000	4,265,755
Series K736, Class A2 2.28% due 07/25/2026(5)	1,255,000	1,270,884
Series KJ25, Class A2 2.61% due 01/25/2026(5)	5,870,000	5,985,070
Series K733, Class A2 3.75% due 08/25/2025(5)	2,800,000	3,039,651
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K731, Class A2 3.60% due 02/25/2025(2)(5)	2,740,000	2,929,139
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA 3.00% due 06/15/2045(3)	7,061,620	7,240,888
Series 4758, Class CA 3.00% due 07/15/2047(3)	4,571,183	4,746,923
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(3)	1,357,963	1,414,320
Series 2019-1, Class MA 3.50% due 07/25/2058(3)	1,316,728	1,373,093
Series 2019-3, Class MA 3.50% due 10/25/2058(3)	2,413,718	2,525,222

		252,960,714

Federal National Mtg. Assoc. - 11.3%

2.00% due 09/01/2031	365,526	362,585
2.00% due 11/01/2031	429,180	425,724
2.00% due 12/01/2031	1,372,412	1,361,363
2.47% due 05/01/2025	3,281,780	3,365,430
2.50% due 03/01/2030	5,401,242	5,453,359
2.68% due 05/01/2025	6,000,000	6,206,836
2.78% due 06/01/2026	1,450,000	1,515,679
2.81% due 07/01/2025	6,000,000	6,255,351
2.98% due 07/01/2022	6,728,798	6,930,866
2.99% due 10/01/2025	2,083,416	2,190,705
3.00% due 05/01/2027	495,924	509,310
3.00% due 06/01/2027	231,127	237,432
3.00% due 08/01/2027	162,489	166,853
3.00% due 10/01/2046	9,216,389	9,457,422
3.01% due 12/01/2024	3,664,568	3,844,714
3.07% due 02/01/2025	700,000	733,537
3.09% due 10/01/2025	1,001,699	1,058,862
3.12% due 05/01/2033	2,689,389	2,894,494
3.33% due 07/01/2022	5,294,000	5,463,894
3.50% due 11/01/2047	5,768,323	5,954,563
3.50% due 03/01/2048	2,696,251	2,791,373
3.50% due 11/01/2048	388,294	398,236
3.50% due 08/01/2049	2,221,563	2,289,294
4.00% due 09/01/2026	3,539,142	3,698,553
4.00% due 01/01/2046	7,116,272	7,501,755
4.00% due 02/01/2046	7,310,848	7,707,308
4.00% due 07/01/2048	195,614	203,736
4.00% due 08/01/2048	478,826	498,528
4.00% due 11/01/2048	3,809,100	3,959,368
4.50% due 11/01/2026	717,006	755,719
4.50% due 01/01/2027	521,163	541,777
4.50% due 05/01/2039	32,946	35,623
4.50% due 06/01/2039	61,282	64,507
4.50% due 08/01/2039	8,445	9,146
4.50% due 11/01/2040	449,647	474,419
4.50% due 12/01/2040	214,107	231,990
4.50% due 07/01/2041	352,077	381,539
4.50% due 06/01/2043	216,391	231,533
4.50% due 10/01/2043	208,864	219,895
4.50% due 11/01/2043	72,293	76,254
5.50% due 03/01/2038	416,381	467,162
5.50% due 06/01/2038	31,074	34,950
5.50% due 08/01/2038	31,597	35,558
5.50% due 09/01/2039	16,876	18,999
5.50% due 05/01/2040	1,866	2,019
5.50% due 06/01/2040	9,847	10,945
6.50% due 02/01/2038	51,052	58,656
6.50% due 10/01/2039	56,382	64,503
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(2)(5)	10,285,000	10,669,624
Federal National Mtg. Assoc. REMIC
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	3,667,061	3,685,900
Series 2017-51, Class AP 3.00% due 10/25/2045(3)	16,693,681	17,266,795
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	3,724,551	3,855,849
Series 2018-77, Class PA 3.50% due 02/25/2048(3)	6,020,813	6,249,899
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	19,853,938	20,947,427
Series 2019-22, Class BA 3.50% due 12/25/2058(3)	1,048,410	1,107,284
Series 2019-28, Class JA 3.50% due 06/25/2059(3)	11,149,904	11,847,235
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.70% (1 ML+0.40%) due 10/25/2024(5)	1,178,856	1,174,695
Series 2017-M5, Class FA 2.79% (1 ML+0.49%) due 04/25/2024(5)	229,212	229,425

		174,186,457

Government National Mtg. Assoc. - 2.8%

4.00% due 02/15/2041	755,207	801,508
4.00% due 09/15/2041	652,317	696,192
4.00% due 02/15/2042	4,029	4,222
4.00% due 08/15/2042	122,292	131,802
4.00% due October 30 TBA	24,250,000	25,218,579
4.50% due 05/15/2040	489,585	533,318
4.50% due 06/15/2040	543,083	591,210
4.50% due 07/15/2040	934,108	1,016,737
4.50% due 05/15/2042	146,885	158,755
4.50% due October 30 TBA	3,025,000	3,161,082
5.00% due 07/15/2033	862,828	956,590
5.00% due 10/15/2033	53,106	57,694
5.00% due 11/15/2033	9,322	10,185
5.00% due 12/15/2033	17,024	18,358
5.00% due 01/15/2034	96,285	103,595
5.00% due 02/15/2034	57,688	61,719
5.00% due 03/15/2034	2,335	2,499
5.00% due 05/15/2034	7,415	8,176
5.00% due 06/15/2035	5,355	5,939
5.00% due 09/15/2035	64,484	71,146

5.00% due 11/15/2035	21,734	23,808
5.00% due 12/15/2035	15,868	17,522
5.00% due 02/15/2036	8,272	8,893
5.00% due 03/15/2036	7,379	7,895
5.00% due 09/15/2036	1,977	2,115
5.00% due 05/15/2038	8,710	9,320
5.00% due 07/15/2038	54,180	57,979
5.00% due 08/15/2038	22,275	25,027
5.00% due 11/15/2038	61,607	69,202
5.00% due 12/15/2038	239,221	268,872
5.00% due 06/15/2039	317,548	356,724
5.00% due 08/15/2039	78,078	87,706
5.00% due 07/15/2040	42,481	45,450
5.00% due 04/15/2041	188,660	211,976
5.50% due 10/15/2032	980	1,064
5.50% due 02/15/2033	58,240	62,761
5.50% due 05/15/2033	40,392	45,525
5.50% due 06/15/2033	50,520	56,557
5.50% due 07/15/2033	9,750	10,698
5.50% due 08/15/2033	5,829	6,284
5.50% due 09/15/2033	2,396	2,605
5.50% due 11/15/2033	93,955	103,819
5.50% due 01/15/2034	13,817	15,679
5.50% due 02/15/2034	45,461	50,286
5.50% due 03/15/2034	359,704	396,227
5.50% due 04/15/2034	18,232	20,684
5.50% due 05/15/2034	33,717	36,744
5.50% due 06/15/2034	10,608	11,620
5.50% due 07/15/2034	9,068	9,882
5.50% due 08/15/2034	11,725	12,776
5.50% due 09/15/2034	142,983	154,197
5.50% due 10/15/2034	110,295	118,950
5.50% due 04/15/2036	31,297	33,759
6.00% due 06/15/2028	10,920	12,070
6.00% due 08/15/2028	22,544	24,953
6.00% due 09/15/2028	28,176	31,145
6.00% due 10/15/2028	8,633	9,543
6.00% due 12/15/2028	32,588	36,623
6.00% due 04/15/2029	1,793	1,983
6.00% due 01/15/2032	4,389	4,858
6.00% due 02/15/2032	224	248
6.00% due 07/15/2032	6,165	6,837
6.00% due 09/15/2032	10,370	11,464
6.00% due 10/15/2032	155,405	173,777
6.00% due 11/15/2032	7,747	8,563
6.00% due 01/15/2033	1,879	2,078
6.00% due 02/15/2033	7,957	9,130
6.00% due 03/15/2033	18,858	21,192
6.00% due 04/15/2033	42,323	46,799
6.00% due 05/15/2033	73,983	81,786
6.00% due 12/15/2033	17,365	19,917
6.00% due 08/15/2034	3,245	3,647
6.00% due 09/15/2034	50,224	55,570
6.00% due 10/15/2034	33,886	37,896
6.00% due 05/15/2036	15,937	18,296
6.00% due 06/15/2036	178,295	203,436
6.00% due 07/15/2036	2,294,788	2,635,569
6.00% due 08/15/2036	56,556	64,926
6.00% due 12/15/2036	118,346	135,914
6.00% due 02/15/2037	50,919	58,483
6.00% due 08/15/2037	42,873	49,236
6.00% due 01/15/2038	189,746	221,603
6.00% due 03/15/2038	125,971	144,668
6.00% due 07/15/2038	69,775	80,158
6.00% due 08/15/2038	165,310	189,968
6.00% due 09/15/2038	298,987	343,469
6.00% due 10/15/2038	392,591	449,677
6.00% due 11/15/2038	146,861	166,053
6.00% due 12/15/2038	144,953	166,299
6.00% due 01/15/2039	124,137	141,084
6.00% due 02/15/2039	91,660	105,333
6.00% due 04/15/2039	71,826	79,461
6.00% due 12/15/2039	93,704	107,672
6.00% due 03/15/2040	190,202	210,752
6.00% due 04/15/2040	38,150	43,817
6.00% due 06/15/2041	128,838	148,010
6.50% due 06/15/2023	1,656	1,833
6.50% due 07/15/2023	7,682	8,502
6.50% due 08/15/2023	1,094	1,211
6.50% due 10/15/2023	4,439	4,912
6.50% due 11/15/2023	8,751	9,684
6.50% due 12/15/2023	25,193	27,884
6.50% due 02/15/2027	914	1,012
6.50% due 12/15/2027	1,382	1,530
6.50% due 01/15/2028	14,182	15,695
6.50% due 02/15/2028	5,719	6,329
6.50% due 03/15/2028	17,931	19,913
6.50% due 04/15/2028	8,707	9,645
6.50% due 05/15/2028	32,452	35,915
6.50% due 06/15/2028	37,669	41,729
6.50% due 07/15/2028	39,735	43,973
6.50% due 08/15/2028	24,070	26,680
6.50% due 09/15/2028	40,815	45,177
6.50% due 10/15/2028	31,773	35,219
6.50% due 11/15/2028	36,251	40,278
6.50% due 12/15/2028	30,992	34,388
6.50% due 02/15/2029	4,761	5,270
6.50% due 03/15/2029	12,975	14,360
6.50% due 04/15/2029	4,899	5,422
6.50% due 05/15/2029	50,503	55,892
6.50% due 06/15/2029	5,714	6,324
6.50% due 03/15/2031	1,959	2,168
6.50% due 04/15/2031	444	513
6.50% due 05/15/2031	42,833	47,519
6.50% due 06/15/2031	37,590	41,602
6.50% due 07/15/2031	99,832	111,694
6.50% due 08/15/2031	17,287	19,132
6.50% due 09/15/2031	70,733	78,282
6.50% due 10/15/2031	25,098	28,219
6.50% due 11/15/2031	28,033	31,025
6.50% due 01/15/2032	103,886	115,360
6.50% due 02/15/2032	42,094	46,585
6.50% due 04/15/2032	11,618	12,858
6.50% due 05/15/2032	14,629	16,190
7.00% due 11/15/2031	15,995	17,705
7.00% due 03/15/2032	13,821	15,820
7.00% due 01/15/2033	17,852	20,665
7.00% due 05/15/2033	46,931	54,107

7.00% due 07/15/2033	32,008	36,438
7.00% due 11/15/2033	46,487	53,654
8.00% due 10/15/2029	349	350
8.00% due 12/15/2029	1,285	1,288
8.00% due 01/15/2030	14,180	14,659
8.00% due 03/15/2030	108	108
8.00% due 04/15/2030	15,186	15,307
8.00% due 08/15/2030	1,296	1,299
8.00% due 09/15/2030	17,809	18,208
8.00% due 11/15/2030	1,551	1,634
8.00% due 02/15/2031	33,390	35,845
8.00% due 03/15/2031	9,099	9,121
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	26,716	28,766
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	190,717	214,414
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	89,258	103,346

		44,008,533

Resolution Funding Corp - 0.2%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,462,473

Uniform Mtg. Backed Securities - 3.3%

2.50% due October 30 TBA	1,800,000	1,791,633
3.00% due October 15 TBA	3,003,000	3,069,629
3.00% due October 30 TBA	46,000,000	46,690,000

		51,551,262

Total U.S. Government Agencies (cost $515,070,788)		525,169,439

U.S. GOVERNMENT TREASURIES - 30.0%
United States Treasury Bonds - 9.0%

2.50% due 02/15/2045	7,555,000	8,129,298
2.50% due 05/15/2046	915,000	985,412
2.75% due 08/15/2047	2,965,000	3,356,009
2.75% due 11/15/2047	19,733,000	22,349,935
2.88% due 05/15/2043	31,130,000	35,691,275
2.88% due 08/15/2045	6,205,000	7,150,051
2.88% due 05/15/2049	8,355,000	9,744,345
3.00% due 02/15/2047	2,520,000	2,987,283
3.00% due 02/15/2048	3,365,000	3,995,280
3.00% due 08/15/2048(1)	15,365,000	18,272,346
3.00% due 02/15/2049	4,425,000	5,275,948
3.38% due 05/15/2044	2,895,000	3,605,971
3.63% due 02/15/2044	13,550,000	17,516,551

		139,059,704

United States Treasury Notes - 21.0%

0.50% due 01/15/2028 TIPS(6)	25,789,280	26,360,887
1.38% due 09/30/2020	4,500,000	4,480,312
1.50% due 03/31/2023	23,610,000	23,555,586
1.63% due 08/15/2029	17,495,000	17,414,359
1.75% due 06/30/2022	18,000,000	18,078,750
1.75% due 06/30/2024	36,455,000	36,764,013
1.88% due 04/30/2022	3,875,000	3,901,186
1.88% due 07/31/2022	4,000,000	4,029,844
2.13% due 12/31/2022	23,290,000	23,687,568
2.38% due 05/15/2029	28,780,000	30,563,011
2.50% due 01/31/2021	21,640,000	21,842,875
2.63% due 06/30/2023	13,360,000	13,868,828
2.63% due 12/31/2023	15,000,000	15,646,875
2.63% due 02/15/2029	4,485,000	4,854,137
2.88% due 09/30/2023	14,325,000	15,044,607
2.88% due 10/31/2023	32,065,000	33,709,584
2.88% due 08/15/2028	28,515,000	31,353,134

		325,155,556

Total U.S. Government Treasuries (cost $431,971,588)		464,215,260

Total Long-Term Investment Securities (cost $1,486,480,747)		1,548,586,275

REPURCHASE AGREEMENTS - 5.3%
Bank of America Securities LLC Joint Repurchase Agreement(7)	19,960,000	19,960,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	12,465,000	12,465,000
BNP Paribas SA Joint Repurchase Agreement(7)	9,975,000	9,975,000
Deutsche Bank AG Joint Repurchase Agreement(7)	19,075,000	19,075,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	19,950,000	19,950,000

Total Repurchase Agreements (cost $81,425,000)		81,425,000

TOTAL INVESTMENTS (cost $1,567,905,747)	105.3%	1,630,011,275
Liabilities in excess of other assets	(5.3)	(82,168,636)

NET ASSETS	100.0%	$1,547,842,639

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $303,654,933 representing 19.6% of net assets.

(1)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreement.

CLO  -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

SCRT  -   Seasoned Credit Risk Transfer

STRIPS  -  Separate Trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.   The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
258	Long	U.S. Treasury 10 Year Notes	December 2019	$33,615,625	$33,620,625	$5,000

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$133,017,093	$—	$133,017,093
U.S. Corporate Bonds & Notes	—	231,708,943	—	231,708,943
Foreign Corporate Bonds & Notes	—	135,250,701	—	135,250,701
Foreign Government Obligations	—	20,024,833	—	20,024,833
Municipal Bond & Notes	—	39,200,006	—	39,200,006
U.S. Government Agencies	—	525,169,439	—	525,169,439
U.S. Government Treasuries	—	464,215,260	—	464,215,260
Repurchase Agreements	—	81,425,000	—	81,425,000

Total Investments at Value	$—	$1,630,011,275	$—	$1,630,011,275

Other Financial Instruments:+
Futures Contracts	$5,000	$—	$—	$5,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments